Fair Value Measurements, Foreclosed Assets (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Carrying Value [Member]
Foreclosed assets [Abstract]
Foreclosed assets		$ 767		$ 776
Foreclosed assets written down prior to foreclosure	$ 0		$ 1,158
Foreclosed assets written down subsequent to foreclosure	978		978
Writedowns [Member]
Foreclosed assets [Abstract]
Foreclosed assets		184		193
Foreclosed assets written down prior to foreclosure	0		180
Foreclosed assets written down subsequent to foreclosure	248		248
Fair Value [Member]
Foreclosed assets [Abstract]
Foreclosed assets		$ 583		$ 583
Foreclosed assets written down prior to foreclosure	0		978
Foreclosed assets written down subsequent to foreclosure	$ 730		$ 730